Lease Arrangements - Other Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Expenses relating to short-term leases and low-value asset leases	$ 1,537	$ 1,263	$ 1,112
Total cash outflows for leases	$ (14,863)	$ (14,025)	$ (12,603)